TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Trade and other paybles
	2020		2019
	$		$
Trade Payables		73,447		32,276
Accrued Liabilities		74,150		90,000

		147,597		122,276